Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

					Average Summary Compensation Table Total for Non-PEO NEOs (5) (d)	Average Compensation Actually Paid to Non-PEO NEOs (6) (e)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for First PEO (1) (b)	Summary Compensation table Total for Second PEO (2) (b)	Compensation Actually Paid to First PEO (3) (c)	Compensation Actually Paid to Second PEO (4) (c)			Total Shareholder Return (7) (f)	Peer Group Total Shareholder Return (8) (g)	Net Income ($MM) (9) (h)	Company EBITDA ($MM) (10) (i)

2025	N/A	$7,706,230	N/A	$8,376,353	$3,192,562	$3,379,388	$197.35	$173.39	$204.1	$512.3

2024	N/A	$6,500,650	N/A	$9,514,546	$2,509,768	$3,330,451	$200.30	$167.51	$160.1	$451.1

2023	N/A	$5,639,481	N/A	$8,638,530	$2,350,565	$3,229,980	$171.31	$142.79	$ 62.5	$340.3

2022	$6,633,675	N/A	$2,293,623	N/A	$3,058,323	$1,618,067	$111.03	$135.31	$ 46.9	$231.3

2021	$5,580,229	N/A	$9,401,783	N/A	$2,487,885	$3,769,096	$167.05	$153.97	$ 32.4	$150.3

(1)
This column represents the amount of total compensation reported for William A. Furman (our former Chief Executive Officer and former Executive Chairman) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in each applicable fiscal year (such total for the applicable executive, “total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(2)
This column represents the amount of total compensation reported for Lorie L. Tekorius (our Chief Executive Officer and President) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement
.

(3)	This column represents the amount of “compensation actually paid” to Mr. Furman, as computed in accordance with Item 402(v) of Regulation S-K.

(4)
This column represents the amount of “compensation actually paid” to Ms. Tekorius, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Tekorius’ total compensation for fiscal year 2025 to determine the “compensation actually paid” to Ms. Tekorius in fiscal year 2025:

Fiscal Year	Reported Summary Compensation Table Total for Second PEO (a)	Reported Summary Compensation Table Value of Second PEO Equity Awards (b)	Adjusted Value of Second PEO Equity Awards (c)	Compensation Actually Paid to Second PEO

2025	$7,706,230	$(4,535,537)	$5,205,660	$8,376,353

(a)
This column represents the amount of total compensation reported for Ms. Tekorius for fiscal year 2025 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2025. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column for fiscal year 2025 is replaced with the corresponding amount reported under the Adjusted Value of Second PEO Equity Awards column in order to arrive at compensation actually paid for fiscal year 2025.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2025. For fiscal year 2025, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Ms. Tekorius to arrive at “compensation actually paid” to Ms. Tekorius for fiscal year 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2025: (i) the fiscal year-end
fair value of any equity awards granted in fiscal year 2025 that are outstanding and unvested as of the end of fiscal year 2025; (ii) the amount of change as of the end of fiscal year 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2025; (iii) for awards that are granted and vest in fiscal year 2025, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in fiscal year 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value (from Prior Fiscal Year End) of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards

2025	$3,954,013	$885,598	$0	$236,210	$(25,368)	$155,207	$5,205,660

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for performance-based RSUs (excluding market-conditioned (relative
TSR-based)
performance-based RSUs), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance-based RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

(5)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO for the applicable fiscal year) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for fiscal year 2025, Michael J. Donfris, Brian J. Comstock, William Krueger and William Glenn, (ii) for fiscal year 2024, Michael J. Donfris, Adrian J. Downes, Brian J. Comstock, William Krueger and William Glenn; (iii) for fiscal year 2023, Adrian J. Downes, Brian J. Comstock, William Krueger and Martin R. Baker; (iv) for fiscal year 2022, Lorie L. Tekorius, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes; and (v) for fiscal year 2021, Lorie L. Tekorius, Mark J. Rittenbaum, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO for the applicable fiscal year), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Tekorius) for fiscal year 2025 to determine the “compensation actually paid” in fiscal year 2025, using the same adjustment methodology described above in Note 4(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Non- PEO NEO Adjusted Value of Equity Awards (c)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$3,192,562	$(1,573,285)	$1,760,111	$3,379,388

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Ms. Tekorius) in the “Total” column of the Summary Compensation Table in fiscal year 2025. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in fiscal year 2025. Please refer to the Executive Compensation Tables section of this Proxy Statement. The amount in this column is replaced with the amount reported under the Average
Non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2025.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in fiscal year 2025 determined using the same methodology described above in Note 4(c). For fiscal year 2025, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Ms. Tekorius) to arrive at “compensation actually paid” to each NEO (excluding Ms. Tekorius) for fiscal year 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Ms. Tekorius) for fiscal year 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards

2025	$1,371,566	$265,330	$0	$78,717	$(8,823)	$53,321	$1,760,111

The fair value or change in fair value, as applicable, of stock awards was determined using the same methodology described above in Note 4(c).

(7)
Company total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(8)	This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: S&P 600 Index.

(9)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(10)	This column represents Company EBITDA. See Compensation Discussion and Analysis above for how we defined Company EBITDA.

Company Selected Measure Name	Company EBITDA
Named Executive Officers, Footnote	This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO for the applicable fiscal year) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for fiscal year 2025, Michael J. Donfris, Brian J. Comstock, William Krueger and William Glenn, (ii) for fiscal year 2024, Michael J. Donfris, Adrian J. Downes, Brian J. Comstock, William Krueger and William Glenn; (iii) for fiscal year 2023, Adrian J. Downes, Brian J. Comstock, William Krueger and Martin R. Baker; (iv) for fiscal year 2022, Lorie L. Tekorius, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes; and (v) for fiscal year 2021, Lorie L. Tekorius, Mark J. Rittenbaum, Alejandro Centurion, Brian J. Comstock and Adrian J. Downes.
Peer Group Issuers, Footnote
(8)	This column represents cumulative peer group TSR computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: S&P 600 Index.

Adjustment To PEO Compensation, Footnote
(4)
This column represents the amount of “compensation actually paid” to Ms. Tekorius, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Tekorius’ total compensation for fiscal year 2025 to determine the “compensation actually paid” to Ms. Tekorius in fiscal year 2025:

Fiscal Year	Reported Summary Compensation Table Total for Second PEO (a)	Reported Summary Compensation Table Value of Second PEO Equity Awards (b)	Adjusted Value of Second PEO Equity Awards (c)	Compensation Actually Paid to Second PEO

2025	$7,706,230	$(4,535,537)	$5,205,660	$8,376,353

(a)
This column represents the amount of total compensation reported for Ms. Tekorius for fiscal year 2025 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2025. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column for fiscal year 2025 is replaced with the corresponding amount reported under the Adjusted Value of Second PEO Equity Awards column in order to arrive at compensation actually paid for fiscal year 2025.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for fiscal year 2025. For fiscal year 2025, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Ms. Tekorius to arrive at “compensation actually paid” to Ms. Tekorius for fiscal year 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2025: (i) the fiscal year-end
fair value of any equity awards granted in fiscal year 2025 that are outstanding and unvested as of the end of fiscal year 2025; (ii) the amount of change as of the end of fiscal year 2025 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2025; (iii) for awards that are granted and vest in fiscal year 2025, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in fiscal year 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value (from Prior Fiscal Year End) of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards

2025	$3,954,013	$885,598	$0	$236,210	$(25,368)	$155,207	$5,205,660

The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for performance-based RSUs (excluding market-conditioned (relative
TSR-based)
performance-based RSUs), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance-based RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 3,192,562	$ 2,509,768	$ 2,350,565	$ 3,058,323	$ 2,487,885
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,379,388	3,330,451	3,229,980	1,618,067	3,769,096
Adjustment to Non-PEO NEO Compensation Footnote
(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO for the applicable fiscal year), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Tekorius) for fiscal year 2025 to determine the “compensation actually paid” in fiscal year 2025, using the same adjustment methodology described above in Note 4(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Non- PEO NEO Adjusted Value of Equity Awards (c)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$3,192,562	$(1,573,285)	$1,760,111	$3,379,388

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Ms. Tekorius) in the “Total” column of the Summary Compensation Table in fiscal year 2025. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in fiscal year 2025. Please refer to the Executive Compensation Tables section of this Proxy Statement. The amount in this column is replaced with the amount reported under the Average
Non-PEO
NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2025.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Ms. Tekorius) in the “Stock Awards” column in the Summary Compensation Table in fiscal year 2025 determined using the same methodology described above in Note 4(c). For fiscal year 2025, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Ms. Tekorius) to arrive at “compensation actually paid” to each NEO (excluding Ms. Tekorius) for fiscal year 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Ms. Tekorius) for fiscal year 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards

2025	$1,371,566	$265,330	$0	$78,717	$(8,823)	$53,321	$1,760,111

The fair value or change in fair value, as applicable, of stock awards was determined using the same methodology described above in Note 4(c).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Company EBITDA;

•	Company EPS;

•	Company ROIC;

•	rTSR;

•	Greenbrier-Astra Rail EBITDA; and

•	Greenbrier-Astra Rail Pre-Tax Income

Total Shareholder Return Amount	$ 197.35	200.3	171.31	111.03	167.05
Peer Group Total Shareholder Return Amount	173.39	167.51	142.79	135.31	153.97
Net Income (Loss)	$ 204,100,000	$ 160,100,000	$ 62,500,000	$ 46,900,000	$ 32,400,000
Company Selected Measure Amount	512,300,000	451,100,000	340,300,000	231,300,000	150,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Company EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Company EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Company ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	rTSR
Measure:: 5
Pay vs Performance Disclosure
Name	Greenbrier-Astra Rail EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name	Greenbrier-Astra Rail Pre-Tax Income
William A. Furman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,633,675	$ 5,580,229
PEO Actually Paid Compensation Amount				$ 2,293,623	$ 9,401,783
Lorie L. Tekorius [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,706,230	$ 6,500,650	$ 5,639,481
PEO Actually Paid Compensation Amount	8,376,353	$ 9,514,546	$ 8,638,530
Non-PEO NEO Average Total Compensation Amount	3,192,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,379,388
PEO | William A. Furman [Member]
Pay vs Performance Disclosure
PEO Name				William A. Furman	William A. Furman
PEO | Lorie L. Tekorius [Member]
Pay vs Performance Disclosure
PEO Name	Lorie L. Tekorius	Lorie L. Tekorius	Lorie L. Tekorius
PEO | Lorie L. Tekorius [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,535,537)
PEO | Lorie L. Tekorius [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,205,660
PEO | Lorie L. Tekorius [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,954,013
PEO | Lorie L. Tekorius [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	885,598
PEO | Lorie L. Tekorius [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lorie L. Tekorius [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,210
PEO | Lorie L. Tekorius [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,368)
PEO | Lorie L. Tekorius [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,207
Non-PEO NEO | Lorie L. Tekorius [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,573,285)
Non-PEO NEO | Lorie L. Tekorius [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,760,111
Non-PEO NEO | Lorie L. Tekorius [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,371,566
Non-PEO NEO | Lorie L. Tekorius [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,330
Non-PEO NEO | Lorie L. Tekorius [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Lorie L. Tekorius [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,717
Non-PEO NEO | Lorie L. Tekorius [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,823)
Non-PEO NEO | Lorie L. Tekorius [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,321